SHARE CAPITAL & SHARE PREMUIM	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL & SHARE PREMUIM
SHARE CAPITAL & SHARE PREMUIM

27.SHARE CAPITAL & SHARE PREMUIM

Share Capital of the Company

		Shown in the
		consolidated
		financial
	Number of shares	statements
		USD’000
Ordinary shares at par value of USD0.000005 each
Authorized:
As at January 1, 2023, December 31, 2023 and 2024	10,000,000,000	—
Issued and fully paid:
As at January 1, 2022	—	—
Incorporation of the Company	1	—
Issue of Shares	557,399,998**	3
Loan capitalisation	1	*
Issue of ordinary shares to share award scheme trust	61,933,000	*
As at January 1, 2023 and December 31, 2023	619,333,000	3
Issue of Shares	30,966,000	*
As at December 31, 2024	650,299,000	3

Share Premium of the Company

	2023	2024
	USD’000	USD’000
As at beginning of year	494,480	494,480
Premium arising on issue of equity shares, net off issuance costs	—	56,113
As at end of year	494,480	550,593

* :Less than USD1,000.

**:The issuance of shares included 1 share issued in June 2022 for cash injection and 557,399,997 shares issued in December 2022 (refer to note below).

Note:

On May 6, 2022, the Company was incorporated in the Cayman Islands as an exempted company with 10,000,000,000 shares with a par value of USD0.000005 each. Upon incorporation, one share was allotted and issued to an independent third-party subscriber and such share was then transferred to Newpai.

On June 1, 2022, one share of the Company was allotted and issued to Newpai for Loan Capitalization (as defined in Note 35) with the amount of USD471,336,000 and another one share of the Company was allotted and issued to Newpai for cash injection with the amount of USD23,144,000 (Note 2). The new shares allotted and issued rank pari passu in all respects with the existing shares.

On December 12, 2022, 557,399,997 shares were allotted and issued to Newpai for cash at par value of USD0.000005 each (Note 2).

On December 12, 2022, in order to implement the Share Award Scheme, 61,933,000 shares were allotted and issued to the companies (“ESOP Platforms”) which are wholly-owned and managed by the trustee appointed by the Company to manage and administer the Share Award Scheme. These shares have been fully paid at par value of USD0.000005 each with payment made out of the share premium of the Company. These shares are considered legally issued and outstanding under the Cayman Islands law and are therefore reflected in the roll forward of outstanding ordinary shares. However, as the ESOP Platforms act solely as a deposit for the Company’s shares for which the vesting conditions (including both of service conditions and performance conditions) of the Share Award Scheme have not yet been agreed as at December 31, 2022 and 2023 (Note 26), the shares held under Share Award Scheme were presented as treasury shares in the consolidated financial statements of the Group. Accordingly, these treasury shares are excluded from the weighted average number of ordinary shares for the purpose of calculation of (loss) earnings per share (Note 13).

In May 2024, the Company issued 3,096,600 American Depositary Shares (“ADSs”), with each ADS representing 10 ordinary shares. The issue price was USD1.956 per share and each share has a par value of USD0.000005. Amounts received above the par value, net off issuance costs, are recorded as share premium.